IntraNav Acquisition (Details) - Schedule of Acquisition Related Costs Acquisition $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Acquisition Related Costs Acquisition Abstract
Accounting fees	$ 10
Legal fees	199
Total acquisition costs	$ 209